Financial liabilities at fair value through profit and loss - Series A Convertible Preferred Shares (Details) $ / shares in Units, £ in Thousands, $ in Thousands		6 Months Ended
	Apr. 20, 2026 USD ($) D $ / shares shares	Jun. 30, 2026 USD ($) shares	Jun. 30, 2026 GBP (£) shares
Financial liabilities at fair value through profit and loss
Proceeds received | £			£ 39,935
Series A Convertible Preferred Shares
Financial liabilities at fair value through profit and loss
Maximum value of preferred stock issuable	$ 250,000
Undrawn commitment under convertible preferred equity facility		$ 200,000
Series A Convertible Preferred Shares | Securities Purchase Agreement | YA II PN, Ltd. ("Yorkville")
Financial liabilities at fair value through profit and loss
Maximum value of preferred stock issuable	250,000
Maximum value of preferred stock issuable per tranche	$ 25,000
Commitment period (in months)	24 months
Number of shares issued | shares	25,000
Stated value of preferred stock issued	$ 25,000
Proceeds received	$ 24,000
Stated value per share (in $ per share) | $ / shares	$ 1,000
Purchase price | $ / shares	960
Fixed conversion price on initial tranche of offering (in dollars per share) | $ / shares	$ 3.588
Fixed conversion price on subsequent tranches of offering (% of closing sale price)	120.00%
Percentage of VWAP of ordinary shares (in%)	96.00%
Number of consecutive trading days immediately preceding the conversion date | D	5
Floor conversion price (in dollars per share) | $ / shares	$ 0.598
Aggregate stated value of converted preferred shares		$ 23,000
Number of ordinary shares issued on conversion of preferred shares | shares		10,192,489	10,192,489
Outstanding aggregate stated value		$ 2,000
Convertible preferred share, additional issuance interval period (in days)	60 days
ATM and ELOC restriction period (in days)	90 days
Preferred shares redemption eligibility period (in days)		181 days	181 days
Undrawn commitment under convertible preferred equity facility		$ 225,000
In kind dividend rate of convertible instruments in scenario of Triggering Event	18.00%
Convertible preferred shares, redemption price as percentage of conversion amount		105.00%